AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2022

File No. 333-192858

File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 321	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 325	/X/

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On April 8, 2022 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 321 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate April 8, 2022 as the new effective date for Post-Effective Amendment No. 314, which was filed with the Securities and Exchange Commission (the “SEC”) on January 14, 2022 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-22-000608) for the purpose of introducing the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund and Barrow Hanley US Value Opportunities Fund (the “Funds”), each a series of The Advisors’ Inner Circle Fund III.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 314.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 314.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 314.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 321 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of March, 2022.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	March 29, 2022
William M. Doran

*	Trustee	March 29, 2022
Jon C. Hunt

*	Trustee	March 29, 2022
Thomas P. Lemke

*	Trustee	March 29, 2022
Nichelle Maynard-Elliott

*	Trustee	March 29, 2022
Jay Nadel

*	Trustee	March 29, 2022
Randall S. Yanker

*	President	March 29, 2022
Michael Beattie

*	Treasurer, Controller &	March 29, 2022
Andrew Metzger	Chief Financial Officer

* By:	/s/ Alexander F. Smith
Alexander F. Smith
Attorney-in-Fact